CONTINGENT LIABILITIES AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of contingent liabilities [abstract]
Schedule of Minimum Future Lease Fees
Minimum future lease fees for both agreements as of December 31, 2017 are as follows:

2018	522
2019	450
2020	296
2021	246
2022	205
1,719